INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) Before Provision for (Benefit From) Income Taxes	he geographical breakdown of the Company’s income before provision for income taxes was as follows (in thousands):

	Year Ended December 31,
	2023	2022
Domestic	$17,352	$19,094
International	2,442	5,683

Profits before provision for income taxes	$19,794	$24,777

Summary of Income Tax Expense Attributable to Income From Continuing Operations
Income tax expense attributable to income from continuing operations consists of (in thousands):

	Year Ended December 31,
	2023	2022
Current provision for income taxes:
Federal	$162	$702
Foreign	656	1,444
State	785	472

Total current	1,603	2,618
Deferred tax expense (benefit):
Federal	3,826	574
Foreign	34	488
State	(417)	18

Total deferred tax expense:	3,443	1,080

Total provision for income taxes	$5,046	$3,698

Schedule of Reconciliation of Federal Statutory Rate to Company's Effective Tax Rate
The following table presents a reconciliation of the federal statutory rate to the Company’s effective tax rate:

	Year Ended December 31,
	2023	2022
U.S. federal tax benefit at statutory rate	21.0%	21.0%
State taxes, net of federal benefit	1.9%	2.1%
Permanent differences	3.6%	2.0%
Foreign rate differential	0.2%	0.5%
Valuation allowance	0.0%	-2.1%
Other	-1.2%	-9.0%

Effective tax rate	25.5%	14.5%

Schedule of Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences and carryforwards that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2023 and 2022 are presented below (in thousands):

	Year Ended December 31,
	2023	2022
Deferred tax assets
Net operating loss carryforward	$1,544	$3,378
Allowance for doubtful accounts	333	323
Share-based compensation	1,451	941
Bonus accrual	440	599
Inventory	130	53
Intangible assets	1,129	1,152
Other	—	140

Gross deferred tax assets	5,028	6,587
Valuation allowance	—	—

Net deferred tax assets	5,028	6,587
Deferred tax liabilities
Depreciation on property, plant, and equipment	(11,391)	(8,958)
Withholding tax on unremitted earnings	(264)	(72)
Other	—	(742)

Deferred tax liabilities	(11,655)	(9,772)

Net deferred liabilities	$(6,627)	$(3,185)